Business Combination (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 30, 2021	Apr. 22, 2020	Jul. 31, 2021	Jan. 29, 2021	Apr. 30, 2020	Apr. 08, 2020
Business Combination (Details) [Line Items]
Reverse stock split	1,428,000
LGC [Member]
Business Combination (Details) [Line Items]
Total purchase consideration (in Dollars)		$ 22,920,000
Cash consideration (in Dollars)		$ 1,850,000
Reverse stock split	1,111,110
Ordinary shares issued		3,934,029	2,800,000
Outstanding debt owed to the company (in Dollars)			$ 1,851,000
Reverse stock split	560,000
Number of shares assigned by the acquiree			6,283,001
Number of shares exchanged			7,140,002
Equity interest held by noncontrolling interest, percentage			48.80%
ATIF [Member]
Business Combination (Details) [Line Items]
Reverse stock split	1,988,000
Business Combination [Member] | LGC [Member]
Business Combination (Details) [Line Items]
Equity interest to be acquired, percentage						51.20%
Equity interest acquired, percentage		51.20%		51.20%	51.20%
Total purchase consideration (in Dollars)		$ 22,920,000
Shares issued as consideration		9,940,002
Fair value of shares issued (in Dollars)		$ 21,070,000.00
Trade Names [Member] | LGC [Member]
Business Combination (Details) [Line Items]
Intangible assets (trade name and customer relationship) (in Dollars)			$ 1,300,000
Definite lives (in years)			9 years 7 months 6 days
Customer Relationships [Member] | LGC [Member]
Business Combination (Details) [Line Items]
Intangible assets (trade name and customer relationship) (in Dollars)			$ 6,700,000
Definite lives (in years)			6 years 2 months 12 days